Related Party Transactions - Additional Information (Details)					4 Months Ended	9 Months Ended		12 Months Ended
	Mar. 18, 2019 shares	Feb. 05, 2019 USD ($) $ / shares shares	Jan. 25, 2019 USD ($)	Oct. 18, 2018 USD ($) $ / shares shares	Dec. 31, 2018	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Contractor fees						$ 43,000	$ 0	$ 0	$ 248,000
Future minimum lease payment						97,000		226,000
Rent expense						$ 77,000	74,000	99,000	95,000
Related Party Transaction, Expenses from Transactions with Related Party								$ 11,000,000	$ 108,000,000
Unit price (in dollars per Unit) | $ / shares						$ 64.96		$ 64.96
Proceeds from sale of Private Placement Warrants to Sponsor								$ 46,000,000
Gores Metropoulos, Inc.
Related Party Transaction [Line Items]
Sale of common stock, value							$ 400,000,000	$ 400,000,000
Number of warrants sold | shares							6,666,666	6,666,666
Warrants sold, price per warrant | $ / shares							$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants to Sponsor							$ 10,000,000	$ 10,000,000
Gores Metropoulos, Inc. | IPO
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares		40,000,000
Unit price (in dollars per Unit) | $ / shares		$ 10.00
Gores Metropoulos, Inc. | Class F Common Stock
Related Party Transaction [Line Items]
Number of shares forfeited | shares							781,250	781,250
Gores Metropoulos, Inc. | Class A Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares							40,000,000	40,000,000
Sale of common stock, value							$ 4,000	$ 4,000
Unit price (in dollars per Unit) | $ / shares							$ 10.00	$ 10.00
Gores Metropoulos, Inc. | Class A Common Stock | IPO
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares		40,000,000						40,000,000
Gores Metropoulos, Inc. | Founder Shares
Related Party Transaction [Line Items]
Outstanding shares of common stock held by the initial stockholders (as a percent)	20.00%
Gores Metropoulos, Inc. | Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Conversion ratio				1	1
Gores Metropoulos, Inc. | Founder Shares | Sponsor
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares				10,781,250
Sale of common stock, value				$ 25,000
Unit price (in dollars per Unit) | $ / shares				$ 0.002
Number of shares forfeited | shares	781,250
Gores Metropoulos, Inc. | Founder Shares | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Sale of common stock (in shares) | shares				10,781,250
Sale of common stock, value				$ 25,000
Unit price (in dollars per Unit) | $ / shares				$ 0.002
Gores Metropoulos, Inc. | Founder Shares | Director
Related Party Transaction [Line Items]
Number of shares transferred | shares				75,000
Gores Metropoulos, Inc. | Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares		1						1
Warrants exercise price (in dollars per share) | $ / shares		$ 11.50						$ 11.50
Gores Metropoulos, Inc. | Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares		6,666,666		6,666,666
Warrants sold, price per warrant | $ / shares		$ 1.50		$ 1.50
Proceeds from sale of Private Placement Warrants to Sponsor		$ 10,000,000		$ 10,000,000
Gores Metropoulos, Inc. | Sponsor Loan | IPO
Related Party Transaction [Line Items]
Expenses related to public offering				300,000
Proceeds from Promissory Note to related party			$ 150,000	$ 150,000
Unsecured promissory note								$ 150,000
Gores Metropoulos, Inc. | Administrative Services Agreement
Related Party Transaction [Line Items]
Payments to affiliate						$ 180,000		220,000
Gores Metropoulos, Inc. | Administrative Services Agreement | Affiliate of the Sponsor
Related Party Transaction [Line Items]
Monthly charge for administrative services						$ 20,000		$ 20,000